Securities - Scheduled Maturities of Securities (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities, Due in one year or less at Amortized Cost	$ 11,029	$ 10,069
Available for sale securities, Due from one year to five years at Amortized Cost	6,002	19,042
Available for sale securities, Amortized cost	66,144	66,118	$ 75,473
Available for sale securities, Due in one year or less at Fair Value	11,040	10,071
Available for sale securities, Due from after one year to five years at Fair Value	6,014	19,010
Available for sale securities, fair value	66,285	65,944	75,469
Agency Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Agency Mortgage-backed securities, Amortized Cost	49,113	37,007
Available for sale securities, Amortized cost	49,113	37,007	17,380
Agency Mortgage-backed securities, Fair Value	49,231	36,863
Available for sale securities, fair value	$ 49,231	$ 36,863	$ 17,398